UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

Tortoise Energy Infrastructure Corporation
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2008
Common Stock - 0.1% (1)	Shares	Fair Value
Shipping - 0.1% (1)
Republic of the Marshall Islands - 0.1% (1)
Capital Product Partners L.P. (Cost $1,136,942)	52,881	$823,357

Master Limited Partnerships and Related Companies - 178.7% (1)
Crude/Refined Products Pipelines - 82.0% (1)
United States - 82.0% (1)
Buckeye Partners, L.P.	533,367	23,100,125
Enbridge Energy Partners, L.P.	873,452	42,397,360
Enbridge Energy Partners, L.P. (2) (3)	1,048,775	50,047,542
Global Partners LP	197,100	2,449,953
Holly Energy Partners, L.P. (4)	427,070	14,396,530
Kinder Morgan Management, LLC (3)	1,673,053	92,854,450
Magellan Midstream Partners, L.P.	1,895,400	70,470,972
NuStar Energy L.P.	1,112,482	54,912,111
NuStar GP Holdings, LLC	313,600	6,626,368
Plains All American Pipeline, L.P.	1,471,400	70,112,210
SemGroup Energy Partners, L.P.	342,162	3,558,485
Sunoco Logistics Partners L.P.	912,600	44,388,864
TEPPCO Partners, L.P.	709,025	22,752,612
TransMontaigne Partners L.P.	201,100	5,085,819
		503,153,401

Natural Gas/Natural Gas Liquids Pipelines - 50.5% (1)
United States - 50.5% (1)
Boardwalk Pipeline Partners, LP	1,115,300	27,402,921
El Paso Pipeline Partners, L.P.	1,127,300	20,821,231
Energy Transfer Equity, L.P.	729,661	21,050,720
Energy Transfer Partners, L.P.	1,722,250	76,640,125
Enterprise GP Holdings L.P.	173,300	5,150,476
Enterprise Products Partners L.P.	2,498,600	73,583,770
ONEOK Partners, L.P.	266,805	16,021,640
Spectra Energy Partners, LP	440,570	10,141,921
TC PipeLines, LP	1,307,759	44,686,125
Williams Pipeline Partners L.P.	860,700	14,795,433
		310,294,362

Natural Gas Gathering/Processing - 34.0% (1)
United States - 34.0% (1)
Copano Energy, L.L.C.	1,243,939	39,345,791
Copano Energy, L.L.C. (2) (5)	285,740	7,097,782
Crosstex Energy, L.P.	981,347	24,994,908
Crosstex Energy, L.P. (2) (5)	193,767	4,514,771
DCP Midstream Partners, LP	440,050	10,781,225
Duncan Energy Partners L.P.	433,700	7,858,644
Exterran Partners, L.P.	323,493	7,181,545
Hiland Partners, LP	41,048	1,888,208
MarkWest Energy Partners, L.P.	2,201,640	75,824,482
Targa Resources Partners LP	156,850	3,748,715
Western Gas Partners LP	221,175	3,377,342
Williams Partners L.P.	733,992	22,269,317
		208,882,730

Propane Distribution - 8.5% (1)
United States - 8.5% (1)
Inergy, L.P.	1,916,784	50,526,426
Inergy Holdings, L.P.	49,715	1,620,709
		52,147,135

Shipping - 3.7% (1)
Republic of the Marshall Islands - 0.6% (1)
Teekay LNG Partners L.P.	156,200	3,553,550
United States - 3.1% (1)
K-Sea Transportation Partners L.P. (4)	612,800	15,724,448
OSG America L.P.	293,235	3,518,820
		19,243,268
		22,796,818

Total Master Limited Partnerships and Related Companies (Cost $801,573,774)		1,097,274,446

Short-Term Investments - 8.3% (1)
United States Investment Companies - 8.3% (1)
First American Government Obligations Fund - Class Y, 1.89% (6)	551,319	551,319
Merrill Lynch Premium Institutional Fund, 2.52% (6)	50,013,855	50,013,855

Total Short-Term Investments (Cost $50,565,174)		50,565,174

Total Investments - 187.1% (1) (Cost $853,275,890)		1,148,662,977

Long-Term Debt Obligations - (42.3%) (1)		(260,000,000)

Liabilities in Excess of Cash and Other Assets - (33.4%) (1)		(204,749,840)

Preferred Shares at Redemption Value - (11.4%) (1)		(70,000,000)

Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$613,913,137

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Restricted securities have a total fair value of $61,660,095 which represents 10.0% of net assets.
(3) Security distributions are paid-in-kind.
(4) Affiliated investment; the Company owns 5% or more of the outstanding voting securities of the issuer.
(5) Non-income producing.
(6) Rate indicated is the 7-day effective yield as of August 31, 2008.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of August 31, 2008.  These assets and liabilities are measured on a recurring basis.

Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments	$ 1,148,662,977	$ 1,087,002,882	$ 50,047,542	$ 11,612,553

Fair Value Measurements Using Significant Unobservable Inputs
(Level 3)
Investments

For the three months ended
	February 29, 2008	May 31, 2008	August 31, 2008
Fair Value beginning balance	$ -	$ -	$ -
Total unrealized gains (losses) included in net increase (decrease) in net assets applicable to common stockholders	-	-	-
Net purchases, issuances and settlements	-	-	-
Return of capital adjustments impacting cost basis of security	-	-	-
Transfers in (out) of Level 3	-	-	11,612,553
Fair value ending balance	$ -	$ -	$ 11,612,553

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value per unit of such securities and percent of net assets which the securities comprise at August 31, 2008.

Investment Security		Number of Units	Acquisition Date	Acquisition Cost	Fair Value Per Unit	Fair Value as Percent of Net Assets
Copano Energy, L.L.C.	Class D Common Units	285,740	3/14/08	$ 7,500,675	$24.84	1.2%
Crosstex Energy, L.P.	Series D Subordinated Units	193,767	3/23/07	5,000,002	23.30	0.7
Enbridge Energy Partners, L.P.	Class C Common Units	1,048,775	4/02/07	50,000,000	47.72	8.1
				$62,500,677		10.0%

The carrying value per unit of unrestricted common units of Copano Energy, L.L.C. was $35.90 on March 7, 2008, the date of the purchase agreement and date an enforceable right to acquire the restricted Copano Energy, L.L.C. units was obtained by the Company.

Investments representing 5 percent or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the Investment Company Act of 1940. The aggregate fair value of all securities of affiliates held by the Company as of August 31, 2008 amounted to $30,120,978, representing 4.9 percent of net assets applicable to common stockholders.  A summary of affiliated transactions for each company which is an affiliate at August 31, 2008 or was an affiliate during the period ended August 31, 2008, is as follows:

	Share Balance 11/30/07	Gross Additions		Realized	Gross Distributions Received	August 31, 2008
			Gross Reductions	Gain (Loss)		Share Balance	Fair Value
Holly Energy Partners, L.P.	427,070	$ -	$ -	$ -	$ 941,689	427,070	$ 14,396,530
K-Sea Transportation Partners L.P.	612,800	-	-	-	1,391,056	612,800	15,724,448
MarkWest Energy Partners, L.P. (1)	2,201,640	-	-	-	3,962,952	2,201,640	75,824,482
		$ -	$ -	$ -	$6,295,697		$105,945,460
  (1) Not deemed an affiliate as of August 31, 2008.

As of August 31, 2008, the aggregate cost of securities for federal income tax purposes was $763,756,898.  At August 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $419,088,643, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $34,182,563 and the net unrealized appreciation was $384,906,080.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Infrastructure Corporation

Date: October 27, 2008	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Infrastructure Corporation

Date: October 27, 2008	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Tortiose Energy Infrastructure Corporation

Date: October 27, 2008	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer